Annual Total Returns - No Load Class Prospectus	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Kinetics Internet Fund | Kinetics Internet Fund, No Load Class
Prospectus [Line Items]
Annual Return [Percent]	(9.04%)	76.44%	29.76%	(24.28%)	15.35%	56.42%	26.45%	(27.32%)	57.43%	2.59%
Kinetics Global Fund | Kinetics Global Fund, No Load Class
Prospectus [Line Items]
Annual Return [Percent]	2.89%	72.16%	11.89%	(6.46%)	16.32%	25.00%	21.61%	(23.58%)	49.20%	14.40%
Kinetics Paradigm Fund | Kinetics Paradigm Fund, No Load Class
Prospectus [Line Items]
Annual Return [Percent]	(14.59%)	88.47%	(16.89%)	29.18%	38.15%	3.32%	30.48%	(5.55%)	28.41%	20.45%
Kinetics Small Cap Opportunities Fund | Kinetics Small Cap Opportunities Fund, No Load Class
Prospectus [Line Items]
Annual Return [Percent]	(8.66%)	68.52%	(14.69%)	31.96%	50.33%	2.30%	27.06%	0.29%	26.23%	24.39%
Kinetics Market Opportunities Fund | Kinetics Market Opportunities Fund, No Load Class
Prospectus [Line Items]
Annual Return [Percent]	(3.09%)	84.08%	(7.33%)	14.98%	28.04%	19.55%	22.76%	(10.86%)	47.28%	20.45%
Kinetics Multi-Disciplinary Income Fund | Kinetics Multi-Disciplinary Income Fund, No Load Class
Prospectus [Line Items]
Annual Return [Percent]	5.13%	7.05%	5.15%	(2.30%)	1.18%	(1.38%)	9.08%	(1.00%)	4.75%	10.41%